Share capital, Stock Options Activity (Q2) (Details)	3 Months Ended	6 Months Ended			12 Months Ended
	Jan. 31, 2025 $ / shares shares	Jan. 31, 2025 $ / shares shares	Jan. 31, 2025 USD ($) shares	Jan. 31, 2024 USD ($) shares	Jul. 31, 2024 $ / shares shares	Jul. 31, 2025 $ / shares shares
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding [Roll Forward]
Outstanding (in shares)	627,786		627,786
Forfeited (in shares)	(13,991)
Cancelled (in shares)	(27,301)
Outstanding (in shares)	586,494		586,494		627,786
Exercisable (in shares)	419,338	419,338				334,964
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Abstract]
Outstanding (in dollars per share) | $ / shares	$ 5.56	$ 5.56
Forfeited (in dollars per share) | $ / shares	5.24
Cancelled (in dollars per share) | $ / shares	5.24
Outstanding (in dollars per share) | $ / shares	5.56	5.56			$ 5.56
Exercisable (in dollars per share) | $ / shares	$ 5.53	$ 5.53				$ 5.56
Weighted average remaining contractual life			5 years 7 months 2 days	7 years 1 month 2 days
Granted (in shares)			0	0
Exercise Price Range One [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding [Roll Forward]
Outstanding (in shares)	26,763		26,763
Exercisable (in shares)	26,763	26,763
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Abstract]
Outstanding (in dollars per share) | $ / shares	$ 5.24	$ 5.24
Expiry date			Jan. 17, 2028
Exercise Price Range Two [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding [Roll Forward]
Outstanding (in shares)	91,760		91,760
Exercisable (in shares)	68,820	68,820
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Abstract]
Outstanding (in dollars per share) | $ / shares	$ 5.24	$ 5.24
Expiry date			Feb. 06, 2028
Exercise Price Range Three [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding [Roll Forward]
Outstanding (in shares)	84,113		84,113
Exercisable (in shares)	53,909	53,909
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Abstract]
Outstanding (in dollars per share) | $ / shares	$ 7.26	$ 7.26
Expiry date			May 15, 2028
Exercise Price Range Four [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding [Roll Forward]
Outstanding (in shares)	7,646		7,646
Exercisable (in shares)	5,734	5,734
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Abstract]
Outstanding (in dollars per share) | $ / shares	$ 7.72	$ 7.72
Expiry date			Jun. 26, 2028
Exercise Price Range Five [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding [Roll Forward]
Outstanding (in shares)	229,398		229,398
Exercisable (in shares)	160,578	160,578
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Abstract]
Outstanding (in dollars per share) | $ / shares	$ 5.24	$ 5.24
Expiry date			Jan. 17, 2032
Exercise Price Range Six [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding [Roll Forward]
Outstanding (in shares)	45,880		45,880
Exercisable (in shares)	32,116	32,116
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Abstract]
Outstanding (in dollars per share) | $ / shares	$ 5.24	$ 5.24
Expiry date			Mar. 01, 2032
Exercise Price Range Seven [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding [Roll Forward]
Outstanding (in shares)	9,176		9,176
Exercisable (in shares)	6,424	6,424
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Abstract]
Outstanding (in dollars per share) | $ / shares	$ 5.24	$ 5.24
Expiry date			Mar. 14, 2032
Exercise Price Range Eight [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding [Roll Forward]
Outstanding (in shares)	76,466		76,466
Exercisable (in shares)	53,526	53,526
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Abstract]
Outstanding (in dollars per share) | $ / shares	$ 5.24	$ 5.24
Expiry date			Oct. 12, 2032
Exercise Price Range Nine [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding [Roll Forward]
Outstanding (in shares)	15,292		15,292
Exercisable (in shares)	11,468	11,468
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Abstract]
Outstanding (in dollars per share) | $ / shares	$ 5.24	$ 5.24
Expiry date			Feb. 06, 2033
Option [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Abstract]
Share-based payments | $			$ 47,191	$ 434,605